Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000085513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000092010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092012
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092011
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092013
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092016
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092017
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092020
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092019
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092022
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000092021
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000085513
Average Annual Return [Line Items]
Average Annual Return, Percent	20.84%	10.55%	8.13%
Without Sales Load [Member] | C000092010
Average Annual Return [Line Items]
Average Annual Return, Percent	26.54%	15.47%	12.55%
Without Sales Load [Member] | C000092009
Average Annual Return [Line Items]
Average Annual Return, Percent	26.55%	15.50%	12.58%
Without Sales Load [Member] | C000092012
Average Annual Return [Line Items]
Average Annual Return, Percent	21.06%	11.07%	8.75%
Without Sales Load [Member] | C000092011
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	11.10%	8.78%
Without Sales Load [Member] | C000092014
Average Annual Return [Line Items]
Average Annual Return, Percent	30.70%	18.99%	15.92%
Without Sales Load [Member] | C000092013
Average Annual Return [Line Items]
Average Annual Return, Percent	30.72%	19.01%	15.95%
Without Sales Load [Member] | C000092016
Average Annual Return [Line Items]
Average Annual Return, Percent	18.50%	9.74%	8.08%
Without Sales Load [Member] | C000092015
Average Annual Return [Line Items]
Average Annual Return, Percent	18.53%	9.76%	8.12%
Without Sales Load [Member] | C000092017
Average Annual Return [Line Items]
Average Annual Return, Percent	19.17%	10.34%	7.40%
Without Sales Load [Member] | C000092018
Average Annual Return [Line Items]
Average Annual Return, Percent	19.26%	10.42%	7.49%
Without Sales Load [Member] | C000092020
Average Annual Return [Line Items]
Average Annual Return, Percent	17.69%	8.39%	8.24%
Without Sales Load [Member] | C000092019
Average Annual Return [Line Items]
Average Annual Return, Percent	17.78%	8.46%	8.34%
Without Sales Load [Member] | C000092022
Average Annual Return [Line Items]
Average Annual Return, Percent	26.06%	15.09%	12.23%
Without Sales Load [Member] | C000092021
Average Annual Return [Line Items]
Average Annual Return, Percent	26.09%	15.12%	12.28%
NACC2 Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	18.14%	10.66%	7.67%
NACC2 Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	26.60%	15.55%	12.66%
NACC2 Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	26.60%	15.55%	12.66%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	21.15%	11.16%	8.85%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	21.15%	11.16%	8.85%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.75%	19.08%	16.03%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.75%	19.08%	16.03%
NACC2 Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	18.47%	9.68%	8.03%
NACC2 Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	18.47%	9.68%	8.03%
NACC2 Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	19.25%	10.38%	7.46%
NACC2 Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	19.25%	10.38%	7.46%
NACC2 Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	17.67%	8.35%	8.21%
NACC2 Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	17.67%	8.35%	8.21%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	15.19%	12.36%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	15.19%	12.36%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.17%	15.08%	12.28%